                                  [PHOTOGRAPH]

================================================================================
[PHOTOGRAPH]                            Smith Barney
                                        Managed
                                        Municipals Fund

                                        ANNUAL REPORT

                                        February 28, 1997

                                [LOGO]  Smith Barney Mutual Funds
                                        Investing for your future.
                                        Every day.(SM)

================================================================================

Smith Barney Managed
Municipals Fund Inc.

================================================================================

The Smith Barney Managed Municipals Fund Inc. seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate and long-term municipal securities issued by state and municipal governments and by public authorities.

                                      NASDAQ SYMBOLS
                                      --------------
             Class A                       SHMMX
             Class B                       SMMBX
             Class C                       SMMCX

Smith Barney Managed Municipals Fund Inc.
Average Annual Total Returns

                                                 Without Sales Charges*
                                          --------------------------------------
                                          Class A       Class B        Class C
================================================================================
One-Year                                    4.51%        3.92%          3.88%
--------------------------------------------------------------------------------
Five-Year                                   8.93          N/A            N/A
--------------------------------------------------------------------------------
Ten-Year                                    8.23          N/A            N/A
--------------------------------------------------------------------------------
Since Inception+                           11.06         8.42          11.78
================================================================================

                                                 Without Sales Charges**
                                          --------------------------------------
                                          Class A       Class B        Class C
================================================================================
One-Year                                    0.30%       (0.41)%         2.88%
--------------------------------------------------------------------------------
Five-Year                                   8.05          N/A            N/A
--------------------------------------------------------------------------------
Ten-Year                                    7.79          N/A            N/A
--------------------------------------------------------------------------------
Since Inception+                           10.77         8.24          11.78
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and C shares are March 4, 1981, November 6, 1992 and November 9, 1994.


================================================================================
                                                                    [PHOTOGRAPH]

"At Smith Barney Mutual Funds, your investment needs come first. Our goal is to deliver consistent and competitive returns over time using a wide range of investment strategies."

                                                           JESSICA M. BIBLIOWICZ
                                                                      President,
                                       Smith Barney Managed Municipals Fund Inc.

--------------------------------------------------------------------------------

================================================================================
  WHAT'S INSIDE
================================================================================

Shareholder Letter ........................................................    1

A Modified Version of a Joe Deane
Ad that Ran Nationally ....................................................    3

An Interview with Portfolio Manager
Joe Deane .................................................................    4

Historical Performance ....................................................    6

Smith Barney Managed Municipals Fund Inc.
at a Glance ...............................................................    8

Schedule of Investments ...................................................    9

Statement of Assets and Liabilities .......................................   27

Statement of Operations ...................................................   28

Statements of Changes in Net Assets .......................................   29

Notes to Financial Statements .............................................   30

Financial Highlights ......................................................   34

Tax Information ...........................................................   36

Independent Auditors' Report ..............................................   37

================================================================================
  Shareholder Letter
================================================================================



           [PHOTOGRAPH]                            [PHOTOGRAPH]

           Heath B.                                Joseph P.
           McLendon                                Deane

           Chairman and                            Vice President and
           Chief Executive Officer                 Investment Officer


Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the year ended February 28, 1997. In this report, we outline our current portfolio strategy and provide a brief performance update. A detailed summary of performance and current holdings can be found in the appropriate sections that follow.


Fund's Performance Update

For the year ended February 28, 1997, the Smith Barney Managed Municipals Fund's Class A shares generated a total return of 4.51% and performed roughly in line with its Lipper Analytical Services, Inc. peer group average of 4.73%. (Lipper Analytical Services, Inc. is a major fund tracking agency.) Over the one-year period covered by this report, the Fund distributed income dividends totaling $0.91 per Class A share; based on its net asset value (NAV) of $15.61 as of February 28, 1997, this equates to an annualized distribution rate of 5.83%. For an individual in the federal tax bracket of 36%, the Fund's tax-free yield of 5.83% is equivalent to a taxable yield of 9.11%.


Market Update and Portfolio Strategy

The year ended February 28, 1997 proved to be a volatile one for both the municipal and the U.S. government bond markets. In early 1996, a significant bond market sell-off was precipitated by a pick-up in inflationary fears that was caused by unexpected strength in the U.S. economy and concerns that the Federal Reserve Board ("Fed") would tighten rates in response. In retrospect, those concerns were unfounded because Fed monetary policy did not change throughout 1996. In fact, as U.S. economic growth moderated and concerns about Fed tightening eased, bond prices improved significantly.

This bond market rally was in full swing in early December when Fed Chairman Alan Greenspan made his now infamous comments concerning "irrational exuberance" in the financial markets. In our view, Greenspan's comments caused a rise in U.S. interest rates that persists to this day.

In the early part of 1996, we were extremely cautious about the municipal bond market and the Fund's portfolio reflected that caution. During that time, we concentrated on municipal bonds with higher coupons and shorter maturities and we maintained a moderate cash position, a defensive strategy.

However, as the year unfolded and high-grade municipal bonds became available with yields as high as 6.25%, we redeployed the Fund's cash and moved to build a more interest-rate sensitive portfolio. Our primary focus was to purchase high grade, discount coupon bonds with somewhat longer maturities that could enhance the Fund's performance as rates moved lower. We continue to maintain that same focus in the Fund today because of our belief that the rise in rates caused by Greenspan's comments and the concurrent rise in bonds rates should take a little froth off the economic numbers and in turn that should prove to be positive for municipal bonds.


Fund's Investment Strategy

The Smith Barney Managed Muncipals Fund investment focus has been to purchase high grade essential service bonds such as transportation, water, and sewer bonds. These types of securities tend to be very liquid and should provide maximum upside potential if interest rates decline. At the end of February, the Fund's weighted average maturity was approximately 24 years. In addition, as of February 28, 1997, approximately 93%


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      1
of the Fund's holdings were rated investment grade by ether Standard & Poor's Corporation or Moody's Investors Services Inc., with nearly 62% of the Fund invested in AAA bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit reporting and bond rating agencies.)


Market Outlook

We believe that low inflation and some moderation of recent economic activity should be positive for interest rates for the balance of 1997. Notwithstanding any increase by the Fed in short-term rates, the long-term yields today relative to the rate of inflation bodes well for municipal bonds as the year progresses. Until we see a significant increase in inflation, we remain positive about the municipal bond market's prospects.

In closing, thank you for investing in the Smith Barney Managed Municipals Fund. We look forward to continuing to help you achieve your financial goals.



Sincerely,


/s/ Heath B. McLendon                   /s/ Joseph P. Deane


Heath B. McLendon                       Joseph P. Deane
Chairman and                            Vice President and
Chief Executive Officer                 Investment Officer


April 2, 1997


--------------------------------------------------------------------------------

               Congratulations to Joe Deane -- Morningstar, Inc.'s
                   Top-Rated Fixed Income Manager of the Year


We are also pleased to report that Joe Deane, your Fund's portfolio manager, has been named the top-rated fixed income manager of 1996 by Morningstar, Inc., a major fund ranking organization. Joe manages in excess of $3.5 billion of Smith Barney Assets in both open-end and closed-end municipal bond funds.

"Our annual award isn't designed to highlight short-term performance, however. Rather, it recognizes portfolio managers who demonstrate the investment skill, courage to differ from consensus, and commitment to shareholders necessary to deliver outstanding long-term performance...."

Morningstar Mutual Funds (1/17/97)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2                                             1997 Annual Report to Shareholders

================================================================================

================================================================================


                                Two great reasons
                     why you should buy municipal bond funds
                                at Smith Barney.

               1.   Taxes didn't go down.

               2.   We have Joe Deane,
                    Morningstar Fixed Income Manager of the Year.


================================================================================

================================================================================

To minimize taxes* and maximize the performance of your municipal bond portfolio, you need a bond fund manager whose track record has produced impressive results over the long term. This is one of the reasons Morningstar has named Joe Deane Fixed Income Manager of the Year. Of course, past performance is no guarantee of future results.

[PHOTOGRAPH]
Joe Deane

                           Consistent Fund Management

While a lot of fund managers change, Joe Deane has provided consistent high performance to Smith Barney municipal mutual funds for 9 years, with over 26 years of Wall Street experience. And his conservative approach has delivered consistently strong returns without the use of exotic derivatives. Past performance is no guarantee of future returns.

                      -------------------------------------
                          CALL 1 800 EARNS-IT, EXT. 423
                      -------------------------------------


                                  SMITH BARNEY
                                  ------------
                     They make money the old-fashioned way.
                                They earn it(R)


                                               A Member of Travelers Group[LOGO]

================================================================================

* THE ABOVE IS A VARIATION OF AN AD THAT RAN NATIONALLY IN MARCH OF 1996. THE YIELD AND NET ASSET VALUE OF MUNICIPAL BOND FUNDS FLUCTUATE. SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX ("AMT") FOR CERTAIN SHAREHOLDERS. INCOME FROM FEDERALLY TAX-FREE FUNDS MAY BE SUBJECT TO STATE AND LOCAL TAXES. CAPITAL GAINS, IF ANY, ARE SUBJECT TO FEDERAL, STATE AND LOCAL TAXES.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      3

================================================================================
  An Interview with Portfolio Manager Joe Deane
================================================================================

Joseph "Joe" P. Deane, Managing Director of Smith Barney, has more than 25 years of Wall Street experience. Currently, Joe manages in excess of $3.5 billion of Smith Barney assets in both open- and closed-end mutual funds, including the Smith Barney Managed Municipals Fund. We recently had an opportunity to speak with Joe where he shared some insights regarding his investment style and suggested why the Managed Municipals Fund has been such a top performer over the years.

Joe, how would you describe the current state of the municipal bond market?

Joe: We believe we are seeing the end of the flat-tax jitters. The uncertainty associated with the presidential election year is behind us and spreads are pretty much back to normal which means that municipal bonds are currently yielding about 83 to 85 percent of U.S. government securities.

Joe, aren't many municipal bond investors still nervous because of the defaults in Orange County, California or the threatened default in Miami?

Joe: Actually, we think the municipal bond market has taken these events in stride. However, we recognize that just to say so is not terribly comforting to investors who hold any of the issues you mentioned. But we believe the lesson to be learned is that it makes sense to place your assets in a professionally managed, broadly diversified investment product - as opposed to just doing it yourself. And as a footnote, our municipal bond funds had no significant exposure in either Orange County or Miami.

The U.S. equity markets have enjoyed double-digit returns for two years in a row. Has this caused investor interest in fixed-income investments to go down?

Joe: Sure. Investors have done very well by the stock market of late, and we are as delighted about that as anyone else. But trees don't grow to the sky. Right now, we believe intelligent investors should be thinking about maintaining equilibrium in their portfolios. And for anybody in the higher tax brackets, municipal bonds should continue to provide terrific balance in an overall investment portfolio.

Joe, the bond market has experienced some pretty strong turbulence over the past few years. Do you think this kind of volatility will subside now?

Joe: We don't think so. As the global village gets smaller, the bond market simply has more stimuli to respond to. Interest rates may be stable in the U.S., but you can get blindsided by what's going on in Europe and Japan.

So you think higher price volatility is becoming a constant for the bond market?

Joe: Exactly, which is why we concentrate so much on total return. We believe you cannot just manage for yield alone. By adjusting your average maturity, you can try to mitigate volatility or take advantage of it. If you have a fund that is not managed for total return, we believe you are going to miss tremendous opportunities or put yourself in a position where you could get hurt.

How would you describe the Smith Barney Managed Municipals Fund?

Joe: The Smith Barney Managed Municipals Fund can be described as a fast-moving and powerful airplane. The Fund can take off quickly. Moreover, we attempt to employ our clout judiciously, but we have a tendency to concentrate it within a very short period of time. We manage the Managed Municipals Fund very actively. We are not afraid to make significant moves quickly if we believe they are appropriate.

Joe, you have been called a muni maverick. Why is that?

Joe: Probably because I have a tendency to lean against the wind. For example, if I think the market has gotten beaten down to inexpensive levels, I'm the guy who's willing to make a bid. And if I believe the market is sky high, I'm willing to sell off my most aggressive issues.


--------------------------------------------------------------------------------
4                                             1997 Annual Report to Shareholders

Do you generally try to control credit risk in the Fund by emphasizing higher-quality issues?

Joe: It depends on what is going on in the marketplace. In the last few years, there has been a tremendous narrowing of the gap between lower-rated and higher-rated issues. It has to do with the fact that we have had a healthy economy for some time. But the point is, right now there is not enough extra yield associated with lesser-rated bonds to justify the added risk, so we are invested primarily in high-quality issues.

Joe, how do you account for the Smith Barney Managed Municipals Fund's outstanding long-term track record?

Joe: In my view, you can make lots of good incremental decisions along the way. But if you are going to perform well over time you have to anticipate the general direction of interest rates correctly most of the time.

But how do you specifically anticipate the general direction of interest rates? Do you rely on any statistical or quantitative tools in making those types of decisions?

Joe: I don't use any statistical or quantitative tools in making those types of decisions. The fascinating things about the bond market are that it's ever-changing and it never does the same exact thing twice. In my opinion, the municipal bond market is similar to a living, breathing organism that behaves differently at different times for different reasons. In my view, even if you use all the most sophisticated tools in the world, you're still never going to figure out what makes the market tick.

Then how do you make decisions about where long-term interest rates may be headed?

Joe: I believe it's a combination of intuition and experience. I have been around for 29 years and I have been negatively affected by irrational pessimism. Over time, if you're going to be successful in this market you eventually develop a built-in radar system. Sometimes everything seems to be going great, but your early warning system is going crazy. And every time I have let my head overrule my heart in terms of the bond market, I have made the wrong choice. I have learned that, as a portfolio manager, once you make your mind up, the last thing in the world you want to do is agonize over a decision. Over the years, I have found that your first decision is usually your best one, 99 percent of the time.

Joe, if you are making active changes in your maturity structure, doesn't this subject your portfolios to more risk than a fund with a lower average maturity?

Joe: We would argue that by not actively managing average maturity, you subject yourself to greater risk. If you are lumbering around out there in the market, playing in traffic, sooner or later you're going to get hit by a bus. Sure, we've had a few fender benders now and then, but we believe we have fewer tire marks than most similar municipal bond funds.

Joe, as an avid amateur golfer, are there any similarities to playing golf and investing in municipal bonds?

Joe: Absolutely. Both portfolio management and golf require infinite patience. Sometimes you have to be conservative when you're playing golf because the course just won't let you play aggressively. And then sometimes when there's a clear path to the pin, you get a chance to hit it a ton. The municipal bond market is the same way. We do not try and make the bond market do anything. But once it's ready to go somewhere, we try to lead it.

Joe, you really seem to enjoy what you do for a living. Do you think that's contributed to your long-term success as a portfolio manager?

Joe: There's no doubt about it. To me, portfolio management isn't work; I'm doing something I really love. You know, outside of my family and an occasional round of golf, managing municipal bonds is the most rewarding activity I can think of.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      5

====================================================================================================================================

  Historical Performance -- Class A Shares
====================================================================================================================================

                           Net Asset Value
                     ----------------------------
                     Beginning              End               Income           Capital Gain             Return              Total
Year Ended            of Year             of Year            Dividends         Distributions          of Capital          Returns(1)

====================================================================================================================================

2/28/97               $16.20               $15.61              $0.91               $0.38                $0.00               4.51%
------------------------------------------------------------------------------------------------------------------------------------

2/29/96                15.47                16.20               0.90                0.08                 0.00              11.34
------------------------------------------------------------------------------------------------------------------------------------

2/28/95                16.13                15.47               0.95                0.29                 0.00               4.11
------------------------------------------------------------------------------------------------------------------------------------

2/28/94                16.71                16.13               0.88                0.90                 0.00               7.41
------------------------------------------------------------------------------------------------------------------------------------

2/28/93                15.62                16.71               1.00                0.52                 0.03              17.92
------------------------------------------------------------------------------------------------------------------------------------

2/29/92                14.98                15.62               1.05                0.00                 0.02              11.79
------------------------------------------------------------------------------------------------------------------------------------

2/28/91                15.00                14.98               1.09                0.00                 0.03               7.65
------------------------------------------------------------------------------------------------------------------------------------

2/28/90                14.83                15.00               1.10                0.00                 0.00               8.78
------------------------------------------------------------------------------------------------------------------------------------

2/28/89                15.05                14.83               1.11                0.16                 0.00               7.31
------------------------------------------------------------------------------------------------------------------------------------

2/29/88                15.88                15.05               1.12                0.01                 0.00               2.33
====================================================================================================================================

Total                                                         $10.11               $2.34                $0.08
====================================================================================================================================



====================================================================================================================================

  Historical Performance -- Class B Shares
====================================================================================================================================

                           Net Asset Value
                     ----------------------------
                     Beginning              End               Income           Capital Gain             Return              Total
Year Ended            of Year             of Year            Dividends         Distributions          of Capital          Returns(1)

====================================================================================================================================

2/28/97               $16.20               $15.60              $0.83               $0.38                $0.00               3.92%
------------------------------------------------------------------------------------------------------------------------------------

2/29/96                15.47                16.20               0.82                0.08                 0.00              10.78
------------------------------------------------------------------------------------------------------------------------------------

2/28/95                16.13                15.47               0.86                0.29                 0.00               3.54
------------------------------------------------------------------------------------------------------------------------------------

2/28/94                16.71                16.13               0.80                0.90                 0.00               6.86
------------------------------------------------------------------------------------------------------------------------------------

Inception*- 2/28/93    15.81                16.71               0.31                0.52                 0.01              11.26+
====================================================================================================================================

Total                                                          $3.62               $2.17                $0.01
====================================================================================================================================



====================================================================================================================================

  Historical Performance -- Class C Shares
====================================================================================================================================

                           Net Asset Value
                     ----------------------------
                     Beginning              End               Income           Capital Gain             Return              Total
Year Ended            of Year             of Year            Dividends         Distributions          of Capital          Returns(1)

====================================================================================================================================

2/28/97               $16.20               $15.60              $0.83               $0.38                $0.00               3.88%
------------------------------------------------------------------------------------------------------------------------------------

2/29/96                15.47                16.20               0.82                0.08                 0.00              10.76
------------------------------------------------------------------------------------------------------------------------------------

Inception*- 2/28/95    14.30                15.47               0.27                0.29                 0.00              12.36+
====================================================================================================================================

Total                                                          $1.92               $0.75                $0.00
====================================================================================================================================



--------------------------------------------------------------------------------
6                                             1997 Annual Report to Shareholders

====================================================================================================================================

  Historical Performance -- Class Y Shares
====================================================================================================================================

                           Net Asset Value
                     ----------------------------
                     Beginning              End               Income           Capital Gain             Return              Total
Year Ended            of Year             of Year            Dividends         Distributions          of Capital          Returns(1)

====================================================================================================================================

2/28/97               $16.20               $15.60              $0.94               $0.38                $0.00               4.59%
------------------------------------------------------------------------------------------------------------------------------------

Inception*- 2/29/96    15.63                16.20               0.85                0.08                 0.00               9.84+
====================================================================================================================================

Total                                                                              $0.46                $0.00
====================================================================================================================================


It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


====================================================================================================================================

  Average Annual Total Return
====================================================================================================================================

                                                                     Without Sales Charge(1)
                                   -------------------------------------------------------------------------------------------------

                                   Class A                          Class B                     Class C                   Class Y
====================================================================================================================================

Year Ended 2/28/97                  4.51%                            3.92%                       3.88%                     4.59%
------------------------------------------------------------------------------------------------------------------------------------

Five Years Ended 2/28/97            8.93                              N/A                         N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------------

Ten Years Ended 2/28/97             8.23                              N/A                         N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 2/28/97         11.06                             8.42                       11.78                      7.55
====================================================================================================================================



                                                                     Without Sales Charge(2)
                                   -------------------------------------------------------------------------------------------------

                                   Class A                          Class B                     Class C                   Class Y
====================================================================================================================================

Year Ended 2/28/97                  0.30%                           (0.41)%                      2.88%                     4.59%
------------------------------------------------------------------------------------------------------------------------------------

Five Years Ended 2/28/97            8.05                              N/A                         N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------------

Ten Years Ended 2/28/97             7.79                              N/A                         N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------------

Inception* through 2/28/97         10.77                             8.24                       11.78                      7.55
====================================================================================================================================



====================================================================================================================================

  Cumulative Total Return
====================================================================================================================================

                                                                                             Without Sales Charge(1)
====================================================================================================================================

Class A (2/28/87 through 2/28/97)                                                                    120.49%
------------------------------------------------------------------------------------------------------------------------------------

Class B (Inception* through 2/28/97)                                                                  41.71
------------------------------------------------------------------------------------------------------------------------------------

Class C (Inception* through 2/28/97)                                                                  29.28
------------------------------------------------------------------------------------------------------------------------------------

Class Y (Inception* through 2/28/97)                                                                  14.88
====================================================================================================================================


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      7

================================================================================
  Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of Smith Barney Managed Municipals Fund Inc. vs. Lehman Brothers Municipal Bond Fund Index and the Lipper Peer Group Average+
--------------------------------------------------------------------------------


                         February 1987 -- February 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [INSERT PLOT POINTS]





+ Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1987, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 1997. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 245 mutual funds investing in municipal securities as of February 28, 1997. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Top Ten States Represented
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


Alaska ...............................................................      4.5%
California ...........................................................     11.5%
Colorado .............................................................      8.9%
Florida ..............................................................      8.5%
Illinois .............................................................      7.3%
Massachusetts ........................................................      5.2%
Michigan .............................................................      5.9%
New York .............................................................      9.7%
Texas ................................................................      9.9%
Utah .................................................................      4.0%


Industry Breakdown
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Water & Sewer ........................................................     13.0%
Other Municipal Bonds ................................................     23.1%
Cogeneration Facility ................................................      4.1%
Education ............................................................      6.1%
Hospitals ............................................................      8.0%
Housing ..............................................................      2.4%
General Obligation ...................................................      7.0%
Pollution Control ....................................................      1.7%
Transportation .......................................................     19.2%
Utilities ............................................................     15.4%


--------------------------------------------------------------------------------
8                                             1997 Annual Report to Shareholders

====================================================================================================================================

Schedule of Investments                                                                                            February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Alabama -- 1.8%
$     8,255,000          AAA           Birmingham, AL Airport Authority Revenue, MBIA-Insured,
                                          5.625% due 7/1/26                                                          $     8,203,406

                                       Jefferson County, AL Sewer Revenue, Series A, MBIA-Insured:
      6,135,000          AAA              5.625% due 2/1/19                                                                6,027,638

     41,900,000          AAA              5.375% due 2/1/27                                                               39,857,375

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          54,088,419

------------------------------------------------------------------------------------------------------------------------------------

Alaska -- 4.5%
      2,595,000          AAA           Anchorage, AK Electric Utility Revenue, Series B, MBIA-Insured,
                                          5.500% due 2/1/26                                                                2,533,369

                                       Valdez, AK Marine Terminal Revenue:
                                          British Petroleum Pipeline Project:
    101,250,000          AA               Series A, 5.850% due 8/1/25 (a)                                                 98,592,187

     20,000,000          Aa2*             Series B, 5.500% due 10/1/28                                                    18,750,000

      2,000,000          AA               Series C, 5.650% due 12/1/28                                                     1,917,500

     15,000,000          AA               Mobile Pipeline Project, Series A, 5.800% due 8/1/25                            14,981,250

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         136,774,306

------------------------------------------------------------------------------------------------------------------------------------

Arizona -- 0.7%
     12,170,000          A             Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                                          5.450% due 6/1/09                                                               12,154,787

        470,000          B3*           Maricopa County, AZ Hospital Revenue, Phoenix General Hospital,
                                          Series A, 8.500% due 1/1/16                                                        445,912

      3,500,000          A             Maricopa County, AZ IDA, Multi-Family Housing Revenue, Series A,
                                          6.500% due 10/1/25                                                               3,530,625

                                       Pima County, AZ COP, MBIA-Insured:
      1,145,000          AAA              5.150% due 1/1/09                                                                1,143,569

      3,115,000          AAA              5.250% due 1/1/10                                                                3,107,213

      1,750,000          AAA              5.250% due 1/1/12                                                                1,712,813

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          22,094,919

------------------------------------------------------------------------------------------------------------------------------------

California -- 11.5%
      2,240,000          A+            ABAG Finance Authority for Nonprofit Corporations,
                                          5.750% due 11/1/05                                                               2,315,600

     30,800,000          AAA           Anaheim, CA Public Financing Authority Revenue, Series A,
                                          FSA-Insured, 5.000% due 3/1/37                                                  27,373,500

      2,250,000          A*            Apple Valley, CA School District, COP, 5.900% due 9/1/11                            2,269,688

                                       California Educational Facilities Authority Revenue:

        880,000          AAA              Loyola Marymont University, MBIA-Insured, 5.875% due 10/1/16                       903,100

      1,000,000          A*               Redlands University, 6.000% due 10/1/25                                          1,006,250

      4,000,000          AAA              Stanford University, Series M, 5.250% due 12/1/26                                3,820,000

     16,215,000          AA            California Health Facilities Finance Authority Revenue,
                                          Kaiser Permanente, 5.550% due 8/15/25                                           15,748,819

                                       California State Department of Corrections, Board Lease Revenue:
      9,250,000          AAA              Series A, AMBAC-Insured, 5.250% due 1/1/21                                       8,752,813

     15,750,000          AAA              Series B, FGIC-Insured, 5.625% due 11/1/19                                      15,671,250

     43,925,000          AAA           California State Department of Water Resources,
                                          (Central Valley Project Revenue), Series Q,
                                          MBIA-Insured, 5.375% due 12/1/27                                                42,113,094



                                                 See Notes to Financial Statements.


------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                          9


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

California -- 11.5% (continued)
$    12,000,000          AAA           California State GO, FGIC-Insured, 5.375% due 6/1/26                          $    11,595,000

      9,755,000          AAA           California State Public Works Board, Lease Revenue,
                                          Series B, AMBAC-Insured, 5.375% due 12/1/19                                      9,401,381

      9,100,000          A-1+          California State Revenue Anticipation Notes,
                                          Series C-5, 3.300% due 6/30/97 (b)                                               9,100,000

     12,000,000          AAA           Calleguas-St. Virgines, CA Public Financing Authority, Calleguas
                                          Municipal Water District, FGIC-Insured, 5.125% due 7/1/21                       11,160,000

      7,000,000          AAA           Chino, CA Unified School District COP, FSA-Insured,
                                          6.125% due 9/1/26                                                                7,280,000

      5,000,000          AAA           Contra Costa County, CA Multi-Family Housing Revenue,
                                          (Crescent Park Apartments Project), Series B,
                                          GNMA-Collateralized, 7.800% due 6/20/34                                          5,518,750

     15,215,000          AAA           Corona, CA Redevelopment Agency, Area A, Series A,
                                          FGIC-Insured, 5.500% due 9/1/24                                                 14,986,775

      2,000,000          AAA           Desert Sands, CA Unified School District, COP, (Capital Projects),
                                          FSA-Insured, 5.625% due 3/1/15                                                   2,010,000

     10,000,000          AAA           East Bay, CA Municipal Utility District, Water Systems Revenue,
                                          MBIA-Insured, 5.000% due 6/1/21                                                  9,075,000

      5,000,000          AAA           Fresno County, CA Financing Authority, Solid Waste Revenue,
                                          (American Avenue Landfill Project), MBIA-Insured,
                                          5.750% due 5/15/14                                                               5,075,000

      3,955,000          AAA           Hayward, CA COP, (Civic Center Project), MBIA-Insured,
                                          5.250% due 8/1/26                                                                3,697,925

                                       Long Beach, CA (Aquarium of the Pacific Project):
      1,260,000          BBB              5.750% due 7/1/05                                                                1,266,300

      1,200,000          BBB              5.750% due 7/1/06                                                                1,203,000

     25,775,000          AAA           Los Angeles, CA Convention & Exhibition Center Authority
                                          Lease Revenue, MBIA-Insured, 5.375% due 8/15/18                                 24,550,688

      2,780,000          AAA           Los Angeles, CA Unified School District COP, Series A,
                                          FSA-Insured, 5.500% due 10/1/16                                                  2,745,250

      1,630,000          AAA           Los Angeles County, CA Public Works Finance Authority
                                          Lease Revenue, MBIA-Insured, 5.250% due 9/1/13                                   1,593,325

                                       Los Angeles County, CA Sanitation Districts Finance Authority
                                          Revenue, Capital Projects, Series A, MBIA-Insured:
      1,300,000          AAA                5.250% due 10/1/19                                                             1,225,250

     14,300,000          AAA                5.000% due 10/1/23                                                            12,923,625

      3,000,000          AAA           Palmdale, CA Elementary School District, Special Tax,
                                          Community District No. 90-1, FSA-Insured, 5.400% due 8/1/25                      2,868,750

      6,150,000          AAA           Sacramento, CA Area Flood Control Agency, Capital
                                          Assessment District No. 2, FGIC-Insured, 5.375% due 10/1/25                      5,904,000

      3,725,000          AAA           Saddleback Community College, CA COP, (Capital Improvement
                                          Financing Project), MBIA-Insured, 5.500% due 6/1/15                              3,720,343

                                       San Diego County, CA COP, Northern County Regional
                                          Expansion Revenue:
      5,500,000          AAA                5.250% due 11/15/14                                                            5,369,375

      2,420,000          AAA                5.250% due 11/15/19                                                            2,323,200

      5,200,000          AAA           San Francisco, CA City and County Sewer Revenue, FGIC-Insured,
                                          5.375% due 10/1/22                                                               4,966,000


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

10                                                                                                1997 Annual Report to Shareholders


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

California -- 11.5% (continued)
                                       San Francisco, CA State Building Authority Lease Revenue,
                                          AMBAC-Insured:
$     7,500,000          AAA                5.250% due 12/1/16                                                       $     7,218,750

     20,990,000          AAA                5.250% due 12/1/21                                                            20,019,212

      5,000,000          AAA           San Jose, CA Redevelopment Agency, Tax Allocation,
                                          (Merged Area Redevelopment Project), MBIA-Insured,
                                          5.000% due 8/1/20                                                                4,575,000

      4,680,000          AAA           San Pablo, CA Redevelopment Agency, Tax Allocation, (Merged
                                          Project Area), FGIC-Insured,
                                          5.250% due 12/1/23                                                               4,446,000

                                       Santa Clara County, CA Finance Authority,
                                          AMBAC-Insured:
      5,500,000          AAA                6.750% due 11/15/20                                                            6,070,625

      2,000,000          AAA                6.250% due 11/15/22                                                            2,092,500

      5,250,000          AA            Southern California Metropolitan Water District, Water
                                          Works Revenue, Series C, 5.000% due 7/1/27                                       4,784,062

                                       Southern California Public Power Authority:
      6,000,000          AAA              Power Project Revenue, San Juan Unit No. 3, Series A,
                                            MBIA-Insured, 5.000% due 1/1/20                                                5,452,500

      4,000,000          AAA           Transmission Project Revenue, Series A, MBIA-Insured,
                                          5.000% due 7/1/22                                                                3,595,000

      6,350,000          AAA           University of California Revenue, (Multipurpose Projects),
                                          Series C, AMBAC-Insured, 5.000% due 9/1/23                                       5,699,125

      6,500,000          AAA           Vallejo, CA Revenue, (Water Improvement Project), Series A,
                                          FSA-Insured, 5.875% due 5/1/26                                                   6,638,125

      1,515,000          AAA           Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                                          Series A, GNMA-Collateralized, 6.150% due 4/20/16                                1,535,831

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         351,659,781

------------------------------------------------------------------------------------------------------------------------------------

Colorado -- 8.9%
      1,000,000          AAA           Adams County, CO School District No. 12, FGIC-Insured,
                                          5.400% due 12/15/16                                                                982,500

                                       Arapahoe County, CO Capital Improvement Transportation
                                          Highway Revenue:
    275,000,000          Baa*               Zero coupon due 8/31/26                                                       34,375,000

     15,000,000          Baa*               7.000% due 8/31/26                                                            16,500,000

     12,765,000          BBB+          Colorado Springs, CO Airport Revenue, Series A,
                                          7.000% due 1/1/22 (c)(d)                                                        13,435,162

      1,000,000          AA            Colorado Springs, CO Utilities Revenue, Series A,
                                          5.125% due 11/15/23                                                                938,750

                                       Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                                          Maturity with U.S. Government Securities):
    364,000,000          Aaa*               Series A, zero coupon due 10/1/22 (e)                                         65,520,000

     67,785,000          Aaa*               Series B, zero coupon due 10/1/22 (c)(e)                                      12,201,300

                                       Denver, CO City & County Airport Revenue,
                                          Series A:
     26,500,000          BBB                14.000% due 11/15/08 (d)                                                      44,155,625

     13,500,000          BBB                8.000% due 11/15/25 (d)                                                       15,221,250

     11,490,000          AAA           MBIA-Insured, 5.500% due 11/15/25                                                  11,073,487

                                          Series C:
      3,500,000          BBB                6.750% due 11/15/13 (c)(d)                                                     3,705,625

     12,035,000          BBB                6.750% due 11/15/22 (c)(d)                                                    12,711,969


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                         11


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Colorado -- 8.9% (continued)
                                       Series D:
$    22,425,000          BBB              7.000% due 11/15/25 (d)                                                    $    23,490,188

     20,000,000          AAA              MBIA-Insured, 5.500% due 11/15/25                                               19,275,000

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         273,585,856

------------------------------------------------------------------------------------------------------------------------------------

Connecticut -- 0.3%
                                       Connecticut Health & Educational Facilities Authority Revenue,
                                          MBIA-Insured:
      7,000,000          AAA                Connecticut College, 5.500% due 7/1/27                                         6,816,250

      3,300,000          AAA                Loomis Chaffee School Issue, 5.500% due 7/1/26                                 3,262,875

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          10,079,125

------------------------------------------------------------------------------------------------------------------------------------

District of Columbia -- 0.7%
     21,000,000          AAA           District of Columbia, The American University, Education Revenue,
                                          AMBAC-Insured, 5.625% due 10/1/26                                               20,580,000

------------------------------------------------------------------------------------------------------------------------------------

Florida -- 8.5%
                                       Boynton Beach, FL Multi-Family Housing Revenue, Clipper
                                          Cove Apartments:
        750,000          A+                 6.350% due 7/1/16                                                                759,375

      1,325,000          A+                 6.400% due 7/1/21                                                              1,341,562

                                       Broward County, FL GO, Public Improvement Revenue:
      1,000,000          Aa*              12.500% due 1/1/02                                                               1,343,750

      1,250,000          Aa*              12.500% due 1/1/03                                                               1,751,562

      1,500,000          Aa*              12.500% due 1/1/04                                                               2,180,625

      1,750,000          Aa*              12.500% due 1/1/05                                                               2,625,000

      2,000,000          Aa*              12.500% due 1/1/06                                                               3,085,000

     11,900,000          AAA           Broward County, FL Professional Sports Facility, Tax Revenue,
                                          (Civic Arena Project), Series A, MBIA-Insured,
                                            5.625% due 9/1/28                                                             11,810,750

      2,240,000          AAA           Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21                                2,108,400

     22,225,000          AAA           Dade County, FL School Board COP, AMBAC-Insured,
                                          Series A, 5.500% due 5/1/25                                                     21,502,688

      6,980,000          AAA           Dade County, FL School District, MBIA-Insured,
                                          5.500% due 8/1/14                                                                7,006,175

                                       Dade County, FL Water and Sewer Revenue, FGIC-Insured:
     24,845,000          AAA              5.375% due 10/1/16                                                              24,348,100

     15,000,000          AAA              5.250% due 10/1/21                                                              14,325,000

      9,000,000          AAA              5.250% due 10/1/26                                                               8,493,750

      6,000,000          AAA           Escambia County, FL School Board COP, Series 1, MBIA-Insured,
                                          5.500% due 2/1/16                                                                5,970,000


      1,000,000          AAA           First Florida Governmental Financing Commission Revenue,
                                          AMBAC-Insured, 5.750% due 7/1/16                                                 1,017,500

                                       Florida State Board of Education GO, Capital Outlay,
                                          Public Education:
     19,405,000          AA                 Series A, 5.200% due 6/1/22                                                   18,313,469

      5,910,000          AA                 Series D, 5.200% due 6/1/23                                                    5,533,237

      3,400,000          AAA           Florida State Correctional Privatization Commission COP, Youth
                                          Detention Facility, Series C, AMBAC-Insured, 5.000% due 8/1/17                   3,140,750

      5,380,000          AA            Florida State GO, Department of Transportation, Right of Way,
                                          5.375% due 7/1/26                                                                5,151,350


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

12                                                                                                1997 Annual Report to Shareholders


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Florida -- 8.5% (continued)
$    12,380,000          AAA           Florida State Municipal Power Agency Revenue, (Power Supply
                                          Project), AMBAC-Insured, 5.100% due 10/1/25                                $    11,327,700

      3,980,000          AAA           Florida State University Revenue, Board of Regents,
                                          MBIA-Insured, 5.125% due 5/1/26                                                  3,706,375

      6,190,000          AAA           Hillsborough County, FL Capital Improvement Program Revenue,
                                          Series A, MBIA-Insured, 5.125% due 7/1/22                                        5,803,125

      3,610,000          AAA           Jacksonville, FL Capital Improvement Revenue,
                                          (Gator Bowl Project), 5.250% due 10/1/25                                         3,434,012

      7,500,000          Aa1*          Jacksonville, FL Electric and Water Revenue,
                                          5.250% due 10/1/20                                                               7,143,750

      8,300,000          Aa*           Lakeland, FL Electric and Water Revenue, 5.625% due 10/1/36                         8,134,000

                                       Martin County, FL IDA, Indiantown Cogeneration:
     10,000,000          BBB-             Project A, 7.875% due 12/15/25 (c)(d)                                           11,550,000

      6,010,000          BBB-             Project B, 8.050% due 12/15/25 (d)                                               7,009,163

     18,225,000          AAA           Orange County, FL Sales Tax Revenue, Series B, FGIC-Insured,
                                          5.375% due 1/1/24                                                               17,427,656

     10,455,000          AAA           Orlando & Orange County, FL Expressway Revenue, Series A,
                                          FGIC-Insured, 5.125% due 7/1/20                                                  9,801,563

                                       Polk County, FL Constitutional Fuel Tax Revenue, FGIC-Insured:
      1,000,000          Aaa*             5.000% due 12/1/09                                                                 997,500

      1,070,000          Aaa*             5.125% due 12/1/10                                                               1,070,000

        400,000          Aaa*             5.200% due 12/1/11                                                                 398,500

      5,430,000          Aaa*             5.250% due 12/1/16                                                               5,273,888

                                       Port of Palm Beach, FL Import Revenue, Series A, MBIA-Insured:
      1,000,000          AAA              5.400% due 9/1/16                                                                  982,500

      1,375,000          AAA              5.500% due 9/1/19                                                                1,357,813

     12,500,000          AAA           Reedy Creek, FL Import District Utilities Revenue, Series 1,
                                          MBIA-Insured, 5.000% due 10/1/29                                                11,484,375

      3,330,000          AAA           St. Lucie County, FL Sales Tax Revenue, FGIC-Insured,
                                          5.000% due 10/1/23                                                               3,051,112

                                       Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                                          (Pre-Refunded--Escrowed with U.S. Government Securities
                                          to 5/1/02 Call @ 102):
      3,000,000          NR                 7.550% due 5/1/12 (e)                                                          3,457,500

      3,000,000          NR                 7.750% due 5/1/27 (e)                                                          3,483,750

      2,180,000          AAA           Village Center, FL Community Development District, Recreational
                                          Revenue, Series A, MBIA-Insured, 5.850% due 11/1/16                              2,229,050

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         260,931,375

------------------------------------------------------------------------------------------------------------------------------------

Georgia -- 1.6%
                                       Atlanta & Fulton County, GA Recreational Authority Revenue,
                                          Downtown Arena Public Improvement, MBIA-Insured:
      9,000,000          AAA                5.375% due 12/1/16                                                             8,786,250

      8,000,000          AAA                5.375% due 12/1/21                                                             7,740,000

     14,280,000          AAA                5.375% due 12/1/26                                                            13,673,100

        580,000          AA-           Brunswick, GA Housing Authority, Multi-Family Housing Revenue,
                                          Cypress Mill, FHA-Insured, 9.750% due 8/1/26                                       644,525

                                       Richmond County, GA Development Authority Revenue,
                                          (Escrowed to Maturity with U.S. Government Securities):
     46,590,000          Aaa*               Series A, 1st Mortgage, zero coupon due 12/1/21                                8,852,100

     12,800,000          Aaa*               Subseries C, zero coupon due 12/1/21                                           2,432,000


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                         13


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Georgia -- 1.6% (continued)
$    19,705,000          Aaa*          Savannah, GA EDA Revenue, (Escrowed to Maturity with U.S.
                                          Government Securities), zero coupon due 12/1/21                            $     3,743,950

                                       Washington, GA EDA, Wilkes Payroll Company, (Escrowed
                                          to Maturity with U.S. Government Securities):
     16,625,000          AAA                Zero coupon due 12/1/21                                                        3,158,750

      8,800,000          AAA                Zero coupon due 12/1/21                                                        1,672,000

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          50,702,675

------------------------------------------------------------------------------------------------------------------------------------

Illinois -- 7.3%
      2,000,000          AAA           Chicago, IL GO, Series 1993, FGIC-Insured, 5.375% due 1/1/13                        1,962,500

                                         Chicago, IL Midway Airport Revenue, Series A, MBIA-Insured:
     19,975,000          AAA                5.625% due 1/1/22                                                             19,700,344

     22,225,000          AAA                5.000% due 1/1/29                                                             21,308,219

     15,500,000          AAA           Chicago, IL O'Hare International Airport Revenue, Series C,
                                         MBIA-Insured, 5.000% due 1/1/18                                                  14,201,875

                                       Chicago, IL Skyway Toll Bridge Revenue, Series 1996, MBIA-Insured:
      5,000,000          AAA              5.375% due 1/1/11                                                                5,000,000

     23,605,000          AAA              5.375% due 1/1/16                                                               22,719,813

     62,100,000          AAA              5.500% due 1/1/23                                                               59,926,500

      5,000,000          AAA           Chicago, IL Water Revenue, FGIC-Insured, 5.000% due 11/1/25                         4,506,250

      5,000,000          AA            Illinois Developmental Finance Authority, PCR, 5.700% due 8/15/26                   4,900,000

      3,000,000          AAA           Illinois State COP, Department of Central Management Services,
                                          Public Aid Building, MBIA-Insured, 5.650% due 7/1/17                             2,951,250

                                       Illinois State GO, FGIC-Insured:
      6,300,000          AAA              5.375% due 2/1/196,111,000
     15,900,000          AAA              5.375% due 2/1/22                                                               15,303,750

                                       Metropolitan Pier & Exposition Authority, IL Tax Revenue,
                                          (McCormick Expansion Plan Project), Series A:
      4,410,000          AAA                FGIC-Insured, zero coupon due 6/15/21                                          1,074,937

                                            MBIA-Insured:
     27,775,000          AAA                  5.250% due 6/15/27                                                          25,865,469

      5,000,000          AAA                  Zero coupon due 12/15/19                                                     1,325,000

     17,550,000          AAA                  Zero coupon due 12/15/21                                                     4,146,187

      5,000,000          AAA                  Zero coupon due 12/15/22                                                     1,112,500

     44,575,000          AAA                  Zero coupon due 12/15/24                                                     8,859,281

      2,000,000          AAA           Springfield, IL GO, Series C, MBIA-Insured, 5.375% due 12/1/21                      1,927,500

      1,000,000          AAA           University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                                          MBIA-Insured, 5.375% due 10/1/13                                                   978,750

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         223,881,125

------------------------------------------------------------------------------------------------------------------------------------

Indiana -- 2.4%
      3,650,000          AAA           Avon, IN Community School Building Corp., First Mortgage,
                                          AMBAC-Insured, 5.250% due 1/1/22                                                 3,453,812

      3,005,000          A             Indiana Bond Bank, State Revenue, Guarantee-State Revolving
                                          Fund, (Project A), 6.250% due 2/1/09                                             3,215,350

                                       Indiana Health Facilities Authority Revenue, Riverview Hospital:
        245,000          Baa1*            5.800% due 8/1/97                                                                  245,586

        240,000          Baa1*            6.000% due 8/1/98                                                                  241,800

        255,000          Baa1*            6.200% due 8/1/99                                                                  258,188

        305,000          Baa1*            6.500% due 8/1/01                                                                  313,006

        200,000          Baa1*            6.600% due 8/1/02                                                                  206,000


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

14                                                                                                1997 Annual Report to Shareholders


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Indiana -- 2.4% (continued)

$     3,645,000          A2*           St. Anthony Medical/Home Inc., Series H, (Pre-Refunded--Escrowed
                                          with U.S. Government Securities to 10/1/97 Call @ 102),
                                          9.250% due 10/1/17 (e)                                                     $     3,830,749

                                       Indiana Transportation Finance Authority, Airport Facilities Revenue,
                                          Series A, AMBAC-Insured:
     14,515,000          AAA                5.000% due 11/1/13                                                            13,825,538

     10,000,000          AAA                5.000% due 11/1/14                                                             9,450,000

      9,500,000          AAA                5.000% due 11/1/16                                                             8,858,750

     15,200,000          Aa2*          Petersburg, IN PCR, Indianapolis Power & Light Co., Series C,
                                          5.500% due 10/1/23                                                              14,592,000

     15,000,000          AAA           Rockport, IN PCR, Series A, AMBAC-Insured, 6.550% due 6/1/25                       15,881,250

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          74,372,029

------------------------------------------------------------------------------------------------------------------------------------

Kentucky -- 0.2%
      4,910,000          AAA           Louisville & Jefferson County, KY Metropolitan Sewer District,
                                          Series A, FGIC-Insured, 5.200% due 5/15/26                                       4,633,813

------------------------------------------------------------------------------------------------------------------------------------

Maine -- 0.2%
      7,350,000          AA            Maine State Housing Authority, Mortgage Power Revenue,
                                          Series A, 5.650% due 11/15/20                                                    7,267,312

------------------------------------------------------------------------------------------------------------------------------------

Maryland -- 1.4%
                                       Baltimore, MD GO, Series A,
FGIC-Insured:
      2,160,000          AAA              5.500% due 10/15/11                                                              2,197,800

      2,435,000          AAA              5.625% due 10/15/13                                                              2,480,656

      2,585,000          AAA              5.625% due 10/15/14                                                              2,623,775

      2,745,000          AAA              5.750% due 10/15/15                                                              2,803,331

      1,165,000          AAA              5.750% due 10/15/16                                                              1,188,300

      2,000,000          AAA           Baltimore County, MD Mortgage Revenue, (Northbrooke Apartments
                                          Project), GNMA-Collateralized, Series A, 6.350% due 1/20/21                      2,067,500

      1,375,000          AAA           Charles County, MD Mortgage Revenue, (Holly Station Project),
                                          Series A, FHA-Insured, 6.450% due 5/1/26                                         1,412,813

     56,000,000          NR            Maryland State Energy Financing Administration, Solid Waste
                                          Disposal Revenue, (Hagerstown Project),
                                          9.000% due 10/15/16 (c)(d)                                                      24,640,000

      4,485,000          AAA           Maryland State Health & Higher Educational Facilities Authority
                                          Revenue, Loyola College, Series A, MBIA-Insured,
                                          5.375% due 10/1/26                                                               4,344,844

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          43,759,019

------------------------------------------------------------------------------------------------------------------------------------

Massachusetts -- 5.2%
      5,350,000          AAA           Boston, MA Housing Development Corp. Mortgage Revenue,
                                          Section 8 Assisted Programs, Series A, FHA & MBIA-Insured,
                                          5.500% due 7/1/24                                                                5,283,125

      2,200,000          AAA           Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                           2,211,000

                                       Massachusetts Bay Transportation Authority:
     12,750,000          AAA              Series A, MBIA-Insured, 5.500% due 3/1/22                                       12,399,375

                                          Series B, General Transportation System:
                                            AMBAC-Insured:
     15,380,000          AAA                  5.375% due 3/1/20                                                           14,822,475

     10,890,000          AAA                  5.375% due 3/1/25                                                           10,454,400


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                         15


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Massachusetts -- 5.2% (continued)
                                            FSA-Insured:
$    13,000,000          AAA                  5.200% due 3/1/20                                                      $    12,317,500

     48,950,000          AAA                  5.200% due 3/1/26                                                           45,768,250

                                       Massachusetts Municipal Wholesale Electric Co., Power Supply
                                          System Revenue:
                                            Series A, AMBAC-Insured:
     10,900,000          AAA                  5.000% due 7/1/14                                                           10,246,000

      2,950,000          AAA                  5.000% due 7/1/17                                                            2,702,938

      9,435,000          AAA                Series B, MBIA-Insured, 5.000% due 7/1/17                                      8,644,819

      3,000,000          AAA           Massachusetts State Health and Educational Facilities,
                                          Authority Revenue, New England Medical Center, MBIA-Insured,
                                          3.100% due 7/1/13                                                                2,482,500

                                       Massachusetts State Industrial Finance Agency Revenue:
     31,700,000          NR               Solid Waste Disposal Revenue, Massachusetts
                                            Recycling Association, Series A, 9.000% due 8/1/16 (d)                        15,850,000

      1,765,000          AAA           Worcester Polytechnic Institute, MBIA-Insured,
                                          5.125% due 9/1/12                                                                1,725,287

                                       Massachusetts State Water Resources Authority:
                                          Series B:
      3,000,000          A                  5.500% due 3/1/17                                                              2,913,750

      4,255,000          AAA                MBIA-Insured, 5.000% due 3/1/22                                                3,840,137

     10,000,000          AAA              Series C, MBIA-Insured, 5.250% due 12/1/20                                       9,412,500

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         161,074,056

------------------------------------------------------------------------------------------------------------------------------------

Michigan -- 5.9%
      1,000,000          AAA           Eastern Michigan University Revenue, FGIC-Insured,
                                          5.500% due 6/1/17                                                                  991,250

      3,600,000          AAA           Flat Rock, MI Community School District, MBIA-Insured,
                                          5.375% due 5/1/25                                                                3,487,500

      2,140,000          AAA           Ingham County, MI Building Authority, AMBAC-Insured,
                                          5.000% due 11/1/16                                                               1,974,150

      6,000,000          AAA           Jackson County, MI Hospital Finance Authority, Hospital Revenue,
                                          W.A. Foote Memorial Hospital, Series A, FGIC-Insured,
                                          5.250% due 6/1/23                                                                5,632,500

                                       Michigan Public Power Agency Revenue, (Belle River Project):
     65,980,000          AAA              Series A, MBIA-Insured, 5.250% due 1/1/18 62,681,000
     21,680,000          AA-              Series B, 5.000% due 1/1/19                                                     19,755,900

                                       Michigan State Hospital Finance Authority Revenue,
                                          Mercy Health Services, AMBAC-Insured:
      5,000,000          AAA                Series Q, 5.375 due 8/15/26                                                    4,731,250

      1,000,000          AAA                Series R, 5.375 due 8/15/16                                                      963,750

     17,000,000          NR            Michigan State Strategic Funding Limited Obligation Revenue,
                                          (Blue Water Fiber Project), 8.000% due 1/1/12 (d)                               12,325,000

     56,625,000          NR            Midland County, MI Economic Development Corporation, PCR
                                          Bonds, Subordinated Limited Obligation, Series B,
                                          9.500% due 7/23/09 (d)                                                          61,862,813

      5,750,000          AAA           Wayne County, MI Building Authority, Capital Improvement,
                                          Series A, MBIA-Insured, 5.250% due 6/1/16                                        5,534,375

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         179,939,488

------------------------------------------------------------------------------------------------------------------------------------


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

16                                                                                                1997 Annual Report to Shareholders


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Minnesota -- 0.8%
$     3,380,000          AAA           Minnesota State HFA, Rental Housing Revenue, Series D,
                                          MBIA-Insured, 5.950% due 2/1/18                                            $     3,409,575

     21,095,000          BBB           St. Paul, MN Housing & Redevelopment Authority, Hospital
                                          Revenue Bonds, (Healtheast Project), Series D,
                                          9.750% due 11/1/17 (e)                                                          22,209,871

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          25,619,446

------------------------------------------------------------------------------------------------------------------------------------

Missouri -- 0.5%
                                       Missouri State Environmental Import & Energy Resource Authority,
                                          PCR, State Revolving Fund, Series E:
      1,040,000          Aa2*               5.200% due 1/1/10                                                              1,047,800

      3,200,000          Aa2*               5.300% due 1/1/15                                                              3,172,000

      2,235,000          Aa2*               5.250% due 1/1/19                                                              2,165,156

                                       Missouri State Health & Educational Facilities Authority,
                                          Health Facilities Revenue, St. Lukes, MBIA-Insured:
      5,000,000          AAA                Series A, 5.375% due 11/15/21                                                  4,837,500

      4,000,000          AAA                Series B, 5.375% due 11/15/26                                                  3,830,000

                                                                                                                          15,052,456

Montana -- 1.1%
     33,400,000          NR            Montana State Board, Resource Recovery Revenue,
                                          (Yellowstone Energy LP Project), 7.000% due 12/31/19 (c)(d)                     32,773,750

------------------------------------------------------------------------------------------------------------------------------------

Nebraska -- 0.3%
                                       Nebraska Public Power District Revenue, Power Supply System:
      4,750,000          AAA              Series A, MBIA-Insured, 5.250% due 1/1/28                                        4,465,000

      4,000,000          AAA              Series C, FSA-Insured, 5.000% due 1/1/17                                         3,685,000

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           8,150,000

------------------------------------------------------------------------------------------------------------------------------------

New Hampshire -- 1.4%
     17,055,000          AAA           New Hampshire Higher Education & Health Facilities Authority
                                          Revenue, Mary Hitchcock Memorial Hospital, FGIC-Insured,
                                          5.750% due 8/15/23                                                              17,118,956

     23,500,000          BBB-          New Hampshire IDA, PCR Bonds, United Illuminating, Series B,
                                          10.750% due 10/1/12 (c)(d)                                                      24,943,370

      2,240,000          Aa*           New Hampshire State HFA, Single-Family Mortgage Revenue,
                                          Mortgage Acquisition, Series G, 6.300% due 1/1/26 (d)                            2,279,200

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          44,341,526

------------------------------------------------------------------------------------------------------------------------------------

New Jersey -- 0.1%
      3,000,000          AAA           Essex County, NJ Utilities Authority, Solid Waste Revenue,
                                          Series A, FSA-Insured, 5.600% due 4/1/16                                         3,003,750

------------------------------------------------------------------------------------------------------------------------------------

New Mexico -- 0.1%
      3,550,000          Aaa*          Santa Fe, NM Single-Family Mortgage Revenue,
                                          FNMA & GNMA-Collateralized, 6.300% due 11/1/28 (d)                               3,585,500

------------------------------------------------------------------------------------------------------------------------------------

New York -- 9.7%
      2,960,000          AA            Housing Corp. of New York Revenue, 5.500% due 11/1/20                               2,826,800

      2,695,000          AAA           New York City, NY Education Construction Fund Revenue,
                                          AMBAC-Insured, 5.500% due 4/1/16                                                 2,681,525


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                         17


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

New York -- 9.7% (continued)
                                       New York City, NY Municipal Water Financing Authority,
                                          Water & Sewer Revenue:
$    31,100,000          AAA                Series A, FSA-Insured, 5.375% due 6/15/26                                $    29,545,000

                                            Series B:
     13,840,000          AAA                  AMBAC-Insured, 5.375% due 6/15/19                                           13,251,800

     11,950,000          AAA                  MBIA-Insured, 5.375% due 6/15/19                                            11,442,125

     23,720,000          AAA                Series F, MBIA-Insured, 5.375% due 6/15/23                                    22,978,750

                                       New York State Dormitory Authority:
                                          City University System:
      6,000,000          AAA                2nd Residence, Series 95A, FGIC-Insured,
                                              5.375% due 7/1/14                                                            5,902,500

                                            3rd Residence:
      5,000,000          AAA                  Series 94-2, MBIA-Insured, 6.250% due 7/1/19                                 5,212,500

     12,060,000          AAA                  Series 95-1, AMBAC-Insured, 5.375% due 7/1/25                               11,683,125

                                          Iona College, MBIA-Insured:
        485,000          AAA                6.600% due 7/1/07                                                                529,862

        420,000          AAA                6.600% due 7/1/08                                                                457,800

        555,000          AAA                6.600% due 7/1/09                                                                602,869

        540,000          AAA                6.700% due 7/1/10                                                                588,600

      5,000,000          AAA              Ithaca College, AMBAC-Insured, 5.250% due 7/1/26                                 4,737,500

     16,975,000          AAA           Montefiore Medical Center, AMBAC-Insured,
                                          5.250% due 2/1/15                                                               16,380,875

      6,350,000          AAA           Mount Sinai School of Medicine, Series A, MBIA-Insured,
                                          5.000% due 7/1/21                                                                5,786,438

      5,250,000          AAA           Municipal Health Facilities, Series A, FSA-Insured,
                                          5.500% due 5/15/24                                                               5,164,688

                                       New York State Local Government Assistance Corporation:
      3,420,000          A                Series A, 5.500% due 4/1/23                                                      3,334,500

     43,035,000          A                Series C, 5.000% due 4/1/21                                                     38,946,675

     32,225,000          A                Series D, 5.000% due 4/1/23                                                     29,042,781

                                       New York State Medical Care Facilities, Financing Agency Revenue,
                                          FSA-Insured:
      1,840,000          AAA                Series A, 5.375% due 2/15/25                                                   1,731,900

     35,350,000          AAA                Series F, 5.250% due 2/15/21                                                  32,963,875

      2,000,000          A2*           New York State Refunding GO, 12.000% due 11/15/03                                   2,800,000

      4,000,000          AAA           New York State Urban Development Corporation Revenue,
                                          AMBAC-Insured, 5.250% due 1/1/18                                                 3,830,000

                                       Triborough Bridge & Tunnel Authority of New York, General
                                          Purpose Revenue Bonds, Series A:
     10,000,000          Aa*                5.200% due 1/1/20                                                              9,400,000

     38,850,000          Aa*                5.000% due 1/15/24                                                            35,013,562

      1,100,000          AAA           Troy City, NY Municipal Assistance Corporation,
                                          Series A, MBIA-Insured, 5.000% due 1/15/16                                       1,027,125

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         297,863,175

------------------------------------------------------------------------------------------------------------------------------------

North Carolina -- 1.3%
      4,500,000          A*            Carteret County, NC COP, (Elementary School Project),
                                          6.500% due 2/1/07                                                                4,781,250

      6,995,000          AAA           New Hanover County, NC Hospital Revenue, (New Hanover
                                          Regional Medical Center Project), AMBAC-Insured,
                                          5.750% due 10/1/26                                                               7,038,719


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

18                                                                                                1997 Annual Report to Shareholders


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

North Carolina -- 1.3% (continued)
$     3,780,000          AA            North Carolina Medical Care, Community Health Care
                                          Facilities Revenue, (Carolina Medicorp Project),
                                          5.125% due 5/1/16                                                          $     3,557,925

                                       North Carolina Municipal Power Agency, Catawaba
                                          Electric Revenue:
     17,755,000          AAA                AMBAC-Insured, 5.375% due 1/1/20                                              17,155,768

      9,230,000          AAA                MBIA-Insured, 5.000% due 1/1/18                                                8,480,063

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          41,013,725

------------------------------------------------------------------------------------------------------------------------------------

North Dakota -- 0.0%
      1,000,000          A*            Grand Forks, ND Housing Facilities Revenue, Senior United
                                          Health Resources, (Pre-Refunded--Escrowed with
                                          U.S. Government Securities to 12/1/97 Call @ 102),
                                          9.250% due 12/1/10 (e)                                                           1,059,820

------------------------------------------------------------------------------------------------------------------------------------

Ohio -- 1.0%
      3,000,000          Aaa*          Akron, Bath and Copley, OH Joint Township, Hospital Revenue
                                          Bonds, (Akron City Hospital Project), (Pre-Refunded--Escrowed
                                          with U.S. Government Securities to 11/15/97 Call @ 102),                         3,167,970

                                          8.875% due 11/15/07
      1,000,000          Aaa*          Brecksville-Broadview Heights, OH City School District,
                                          FGIC-Insured, 6.500% due 12/1/16                                                 1,105,000

                                       Clermont County, OH Hospital Facility Revenue, Mercy
                                          Health Systems, Series B, AMBAC-Insured:
      3,415,000          AAA                5.625% due 9/1/16                                                              3,419,269

      2,000,000          AAA                5.625% due 9/1/21                                                              1,990,000

                                       Cleveland, OH Waterworks Revenue, Refunding & Improvement,
                                          First Mortgage, Series H, MBIA-Insured:
      1,000,000          AAA                5.625% due 1/1/13                                                              1,011,250

      1,000,000          AAA                5.700% due 1/1/14                                                              1,012,500

                                       Cuyahoga County, OH Hospital Revenue, Metrohealth Systems,
                                          MBIA-Insured:
      1,000,000          AAA                5.375% due 2/15/12                                                               990,000

      1,000,000          AAA                5.625% due 2/15/17                                                             1,000,000

      2,700,000          AAA                5.500% due 2/15/27                                                             2,619,000

      6,000,000          AAA           Cuyahoga County, OH Port Authority Revenue, Rock & Roll
                                          Hall of Fame, AMBAC-Insured, 5.400% due 12/1/15                                  5,872,500

      2,000,000          AAA           Greater Cleveland Regulation Transit, OH GO, FGIC-Insured,
                                          5.600% due 12/1/11                                                               2,037,500

      2,000,000          AA            Ohio State Higher Education Facilities Revenue, (Dension
                                          University Project), 5.250% due 11/1/16                                          1,945,000

      1,500,000          NR            Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
                                          9.000% due 6/1/21 (b)                                                            1,507,500

      1,585,000          AAA           Twinsburg, OH Local School District, FGIC-Insured,
                                          5.900% due 12/1/21                                                               1,638,494

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          29,315,983

------------------------------------------------------------------------------------------------------------------------------------

Oklahoma -- 0.2%
      1,975,000          AA            Tulsa, OK Industrial Authority, Hospital Revenue, St. John Medical
                                          Center, 6.250% due 2/15/17                                                       2,049,063


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                         19


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Oklahoma -- 0.2% (continued)
$     3,905,000          AAA           Tulsa, OK Metropolitan Utility Authority, Utility Revenue,
                                          MBIA-Insured, 5.750% due 9/1/25                                            $     3,929,406

      1,000,000          AA-           Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project),
                                          6.250% due 10/1/14                                                               1,053,750

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           7,032,219

------------------------------------------------------------------------------------------------------------------------------------

Oregon -- 0.2%
      6,950,000          AA            Oregon State GO, Series B, 6.375% due 8/1/24                                        7,254,063

------------------------------------------------------------------------------------------------------------------------------------

Pennsylvania -- 0.7%
        100,000          D             Delaware County, PA Hospital Authority Revenue Bonds,
                                          Sacred Heart Medical Center, 9.750% due 9/1/11 (f)                                 400,000

      5,765,000          AAA           Northeastern Pennsylvania Hospital & Education Authority,
                                          Wyoming Valley Health Care, Series A, AMBAC-Insured,
                                          5.250% due 1/1/26                                                                5,375,862

                                       Pennsylvania Economic Development Financing Authority Revenue,
                                          (Northhampton Generating Project), Series C:
      2,000,000          NR                 6.875% due 1/1/11 (d)                                                          1,970,000

     12,000,000          NR                 6.950% due 1/1/21 (d)                                                         11,610,000

      1,150,000          AAA           Pottstown Boro, PA Sewer Revenue, AMBAC-Insured,
                                          5.500% due 11/1/16                                                               1,139,938

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          20,495,800

------------------------------------------------------------------------------------------------------------------------------------

South Carolina -- 0.2%
      6,670,000          AAA           South Carolina State, Public Service Revenue, Series C,
                                          FGIC-Insured, 5.000% due 1/1/25                                                  6,036,350

------------------------------------------------------------------------------------------------------------------------------------

Tennessee -- 0.5%
                                       Chattanooga, TN Health, Educational & Housing Facility Board,
                                          Mortgage Revenue, Red Bank Health Care, FHA-Insured:
         90,000          A                  11.250% due 2/1/00                                                               104,738

         90,000          A                  11.250% due 8/1/00                                                               107,100

        100,000          A                  11.250% due 2/1/01                                                               121,000

        105,000          A                  11.250% due 8/1/01                                                               129,675

        110,000          A                  11.250% due 2/1/02                                                               137,775

        115,000          A                  11.250% due 8/1/02                                                               146,625

        120,000          A                  11.250% due 2/1/03                                                               154,800

        130,000          A                  11.250% due 8/1/03                                                               170,300

        135,000          A                  11.250% due 2/1/04                                                               177,863

        145,000          A                  11.250% due 8/1/04                                                               193,756

        150,000          A                  11.250% due 2/1/05                                                               203,062

        180,000          A                  11.250% due 8/1/05                                                               246,825

     11,000,000          NR            Hardeman County, TN Correctional Facilities Corp.,
                                          7.750% due 8/1/17                                                               11,013,750

      2,000,000          AAA           Metropolitan Government Nashville & Davidson County,
                                          TN, Health & Educational Facilities Board, Refunding &
                                          Improvement, Meharry Medical College, AMBAC-Insured,
                                          5.000% due 12/1/24                                                               1,827,500

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          14,734,769

------------------------------------------------------------------------------------------------------------------------------------


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

20                                                                                                1997 Annual Report to Shareholders


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Texas -- 9.9%
                                       Austin, TX Water, Sewer & Electric Authority Revenue Bonds:
$    50,590,000          A*               14.000% due 11/15/01 (a)                                                   $    63,869,875

        855,000          A*            Pre-Refunded--Escrowed with U.S. Government Securities
                                          to 5/15/99, Call @ 100, 14.000% due 11/15/01 (e)                                 1,020,656

        960,000          A*            Pre-Refunded--Escrowed with U.S. Government Securities to
                                          various call dates (5/15/98 to 11/15/01) Call @ 100,
                                          14.000% due 11/15/01 (e)                                                         1,192,800

      8,000,000          AAA           Brownsville, TX Utilities Systems Revenue, AMBAC-Insured,
                                          5.250% due 9/1/20                                                                7,620,000

                                       Burleson, TX ISD:
      4,795,000          Aaa*             6.750% due 8/1/24                                                                5,244,530

     11,740,000          NR            Pre-Refunded--Escrowed with U.S. Government Securities to
                                          8/1/06 Call @ 100, 6.750% due 8/1/24 (e)                                        13,354,250

                                       Conroe, TX ISD, PSFG:
                                          Series A:
        750,000          AAA                5.300% due 2/15/12                                                               743,438

      1,000,000          AAA                5.400% due 2/15/14                                                               995,000

      1,000,000          AAA                5.450% due 2/15/16                                                               990,000

      4,000,000          AAA                5.600% due 2/15/21                                                             3,955,000

                                          Series B:
      2,705,000          AAA                5.375% due 2/1/14                                                              2,684,713

      1,000,000          AAA                5.450% due 2/1/15                                                                995,000

      1,075,000          AAA                5.450% due 2/1/16                                                              1,064,250

      6,000,000          AAA                5.250% due 2/1/21                                                              5,655,000

                                       Copperas Cove Island, TX ISD, PSFG Refunding:
      1,960,000          AAA              5.600% due 2/1/13                                                                1,991,850

      2,035,000          AAA              5.600% due 2/1/14                                                                2,062,981

      6,105,000          AAA           El Paso County, TX Community College District Revenue,
                                          AMBAC-Insured, 5.375% due 4/1/19                                                 5,876,063

      1,215,000          AAA           Fort Bend County, TX Levee Improvement District No. 011,
                                          MBIA-Insured, 5.875% due 3/1/13                                                  1,257,525

      3,900,000          A-1+          Gulf Coast Waste Disposal Authority, TX PCR, (Amoco Oil Project),
                                          3.450% due 10/12/17 (b)                                                          3,900,000

      3,000,000          AAA           Harris County, TX Health Facilities, (Texas Medical Center
                                          Parking Project), MBIA-Insured, 5.900% due 5/15/20                               3,045,000

      1,000,000          Aa3*          Harris County, TX IDR Corporation Refunding, Cargill Inc.,
                                          7.000% due 10/1/15                                                               1,092,500

                                       Harris County, TX Toll Road Revenue, FGIC-Insured,
     22,220,000          AAA              5.375% due 8/15/20                                                              21,497,850

      2,400,000          AAA              5.500% due 8/15/21                                                               2,358,000

                                       Houston, TX Water & Sewer Revenue:
                                          Series A:
                                            FGIC-Insured:
     21,925,000          AAA                  5.250% due 12/1/22                                                          20,719,125

     40,000,000          AAA                  5.375% due 12/1/27                                                          38,050,000

     20,000,000          AAA                MBIA-Insured, 5.250% due 12/1/25                                              18,875,000

     12,895,000          AAA              Series C, FGIC-Insured, 5.250% due 12/1/22                                      12,185,775

      1,260,000          AAA           Leander, TX ISD, PSFG, 5.600% due 8/15/15                                           1,272,600


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                         21


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Texas -- 9.9% (continued)
                                       North Central, TX Health Development Corporation Revenue,
                                          (Zale Lipshy University Project), FSA-Insured:
$     9,820,000          AAA                5.450% due 4/1/15                                                        $     9,574,500

      7,175,000          AAA                5.450% due 4/1/19                                                              6,888,000

                                       Port Arthur, TX MBIA-Insured:
      1,025,000          AAA              5.500% due 2/15/16                                                               1,025,000

      4,200,000          AAA              5.500% due 2/15/20                                                               4,126,500

                                       Sam Rayburn, TX Municipal Power Agency:
      5,060,000          BB               Series A, 6.750% due 10/1/14                                                     4,794,350

      5,000,000          BB               Series B, 5.500% due 10/1/20                                                     3,950,000

      5,315,000          Aaa*          Socorro, TX ISD, PSFG, 5.750% due 2/15/26                                           5,334,931

     24,800,000          AAA           Texas State Turnpike Authority Revenue, George Bush Turnpike,
                                          FGIC-Insured, 5.250% due 1/1/23                                                 23,467,000

      3,435,000          AA            Texas State Water Development, 5.250% due 8/1/28                                    3,224,605

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         305,953,667

------------------------------------------------------------------------------------------------------------------------------------

Utah -- 4.0%
                                       Intermountain Power Agency, UT Power Supply Revenue:
     15,335,000          Aa*              Series A, 5.000% due 7/1/23                                                     13,686,488

                                          Series D:
    105,795,000          Aa*                5.000% due 7/1/21                                                             96,141,206

     11,000,000          Aa*                5.000% due 7/1/23                                                              9,955,000

      4,715,000          Aa*           Utah State HFA, Single-Family Mortgage Revenue,
                                          FHA-Insured, 5.700% due 7/1/26                                                   4,579,444

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         124,362,138

------------------------------------------------------------------------------------------------------------------------------------

Virginia -- 2.7%
                                       Arlington County, VA IDA Multi-Family Housing Revenue:
        705,000          A                6.300% due 7/1/16                                                                  729,675

        750,000          A                6.350% due 7/1/20                                                                  776,250

      1,000,000          A                6.375% due 7/1/25                                                                1,036,250

      2,500,000          AAA           Chesapeake Bay, VA Bridge & Tunnel Commission District Revenue,
                                          General Resolution, MBIA-Insured, 5.000% due 7/1/22                              2,293,750

      1,500,000          AA            Fairfax County, VA Redevelopment & Housing Lease Revenue,
                                          Mott & Gum Springs Community Centers, 5.500% due 6/1/17                          1,471,875

      4,000,000          AAA           Hanover County, VA Water & Sewer Systems,
                                          MBIA-Insured, 5.250% due 2/1/26                                                  3,770,000

                                       Harrisonburg, VA Redevelopment & Housing Authority, Multi-Family
                                          Housing Revenue, GNMA-Collateralized, (Battery Heights Project),
                                          Series A, FHA-Insured:
      1,425,000          AAA                6.100% due 4/20/16                                                             1,460,625

      2,715,000          AAA                6.150% due 4/20/26                                                             2,782,875

        500,000          AAA           Lynchburg, VA Redevelopment & Housing Authority Revenue,
                                          Waldon Pond, Series A, GNMA-Collateralized,
                                          6.200% due 7/20/27                                                                 514,375

      2,160,000          AA            Norfolk, VA Redevelopment & Housing Authority, Educational
                                          Facilities Revenue, Tidewater Community College Campus,
                                          5.875% due 11/1/15                                                               2,230,200

      2,150,000          AAA           Norfolk, VA Water Revenue, AMBAC-Insured, 5.375% due 11/1/23                        2,047,875


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

22                                                                                                1997 Annual Report to Shareholders


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Virginia -- 2.7% (continued)
$    14,035,000          AAA           Riverside, VA Regulatory Jail Authority Facility Revenue,
                                          MBIA-Insured, 5.875% due 7/1/14                                            $    14,473,594

      2,130,000          AAA           Roanoke, VA Redevelopment & Housing Authority Revenue,
                                          Series A, Westwind III, GNMA-Collateralized,
                                          6.200% due 7/20/26                                                               2,156,625

      4,695,000          AAA           Southeastern Virginia Public Service Authority Revenue,
                                          Series A, MBIA-Insured, 5.125% due 7/1/13                                        4,489,593

      5,000,000          AAA           Upper Occoquan, VA Sewer Authority, Sewer Revenue,
                                          FGIC-Insured, 5.000% due 7/1/21                                                  4,643,750

      4,880,000          AAA           Virginia Beach, VA Water & Sewer Revenue,
                                          MBIA-Insured, 5.125% due 2/1/19                                                  4,581,100

                                       Virginia State Housing Development Authority, Commonwealth
                                          Mortgage Revenue:
                                            Series D-2, MBIA-Insured:
      1,225,000          AAA                  5.650% due 1/1/13                                                            1,244,906

      6,775,000          AAA                  5.750% due 1/1/19                                                            6,859,688

                                            Series D-4:
      1,330,000          AA+                  6.100% due 1/1/11                                                            1,349,950

      1,365,000          AA+                  6.100% due 7/1/11                                                            1,385,475

      1,400,000          AA+                  6.125% due 1/1/12                                                            1,421,000

      1,440,000          AA+                  6.125% due 7/1/12                                                            1,461,600

      1,485,000          AA+                  6.150% due 1/1/13                                                            1,507,275

      1,525,000          AA+                  6.150% due 7/1/13                                                            1,549,781

      1,565,000          AA+                  6.200% due 1/1/14                                                            1,590,431

      1,615,000          AA+                  6.200% due 7/1/14                                                            1,641,244

                                       Virginia State Transportation Board, Transportation
                                          Contract Revenue:
      4,345,000          Aa*                Series A, 5.125% due 5/15/21                                                   4,084,300

      8,690,000          Aa*                Series B, 5.125% due 5/15/21                                                   8,168,600

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          81,722,662

------------------------------------------------------------------------------------------------------------------------------------

Washington -- 2.2%
      4,750,000          AAA           Kent, WA GO, MBIA-Insured, 5.750% due 12/1/26                                       4,827,188

                                          Washington State Public Power Supply Systems, Revenue
                                            Refunding, Nuclear Project No. 1, Series B:
     24,000,000          Aa1*                 5.500% due 7/1/17 (g)                                                       22,620,000

     29,220,000          Aa1*                 5.500% due 7/1/18                                                           27,503,325

      6,995,000          AAA                  MBIA-Insured, 5.600% due 7/1/15                                              6,793,893

      5,500,000          AAA              Nuclear Project No. 3, Series C, FSA-Insured,
                                            5.375% due 7/1/15                                                              5,204,375

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          66,948,781

------------------------------------------------------------------------------------------------------------------------------------

West Virginia -- 0.7%
                                       Marion County, WV County Commissioner, Solid Waste Disposal
                                          Facilities Revenue:
      4,000,000          NR            American Fiber Resource Project, Series B,
                                          9.250% due 12/1/11 (d)                                                           2,000,000

     40,000,000          NR            American Power Paper Recycling Project,
                                          7.750% due 12/1/11 (d)                                                          20,000,000

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          22,000,000

------------------------------------------------------------------------------------------------------------------------------------


                                                 See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------

Smith Barney Managed Municipals Fund Inc.                                                                                         23


====================================================================================================================================

Schedule of Investments (continued)                                                                                February 28, 1997

====================================================================================================================================


        FACE
       AMOUNT          RATING                                 SECURITY                                                    VALUE
====================================================================================================================================

Wisconsin -- 1.3%
$     1,325,000          Aaa*          Winneconne, WI Community School District GO, FGIC-Insured,
                                          6.750% due 4/1/16                                                          $     1,439,281

      2,000,000          AA            Wisconsin Housing & EDA, Home Ownership Revenue,
                                          Series A, 6.450% due 3/1/17                                                      2,072,500

      5,000,000          AAA           Wisconsin Public Power Inc., Power Supply System Revenue,
                                          Series A, MBIA-Insured, 5.750% due 7/1/23                                        4,950,000

                                       Wisconsin State Health & Education Authority:
                                          Aurora Health Care, MBIA-Insured:
     29,750,000          AAA                5.250% due 8/15/23                                                            27,667,500

      2,290,000          AAA                5.500% due 12/1/26                                                             2,201,263

      1,150,000          AAA              Gunderson Clinic, FSA-Insured, 5.625% due 12/1/16                                1,131,312

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          39,461,856

------------------------------------------------------------------------------------------------------------------------------------

                                       TOTAL INVESTMENTS -- 100%
                                       (Cost-- $3,048,635,582**)                                                      $3,073,204,734

====================================================================================================================================


(a)  Security partially segregated by Custodian for open purchase commitments.

(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(c)  Security segregated by Custodian for open purchase commitments.

(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimun tax.

(e) Pre-Refunded bonds escrowed by U.S. Government securities and bonds escrowed to maturity with U.S. Government securities are considered by the manager to be triple-A rated even if issuer has not applied new ratings.

(f)  Security valued by the Fund's Board of Directors (See Note 6).

(g) Security partially segregated by Custodian for open future contract commitments.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 25 and 26 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
24                                            1997 Annual Report to Shareholders

================================================================================
Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B      -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC    -- Bonds rated "CCC" have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

D      -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small

Caa    -- Bonds that are rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal interest.

NR     -- Indicates that the bond is not rated by Standard & Poor's or
          Moody's.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     25

================================================================================
Short-Term Securities Ratings
================================================================================

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMI   -- Moody's highest rating for issues having a demand feature -- VRDO


P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
  Security Descriptions
================================================================================

ABAG        --     Association of Bay Area Governors
AIG         --     American International Guaranty
AMBAC       --     American Municipal Bond Assurance Corporation
BAN         --     Bond Anticipation Notes
BIG         --     Bond Investors Guaranty
CGIC        --     Capital Guaranty Insurance Company
CHFCLI      --     California Health Facility Construction Loan
                   Insurance
COP         --     Certificate of Participation
EDA         --     Economic Development Authority
ETM         --     Escrowed To Maturity
FAIRS       --     Floating Adjustable Interest Rate Securities
FGIC        --     Financial Guaranty Insurance Company
FHA         --     Federal Housing Administration
FHLMC       --     Federal Home Loan Mortgage Corporation
FNMA        --     Federal National Mortgage Association
FRTC        --     Floating Rate Trust Certificates
FSA         --     Federal Savings Association
GIC         --     Guaranteed Investment Contract
GNMA        --     Government National Mortgage
                   Association
GO          --     General Obligation
HDC         --     Housing Development Corporation
HFA         --     Housing Finance Authority
IDA         --     Industrial Development Authority
IDB         --     Industrial Development Board
IDR         --     Industrial Development Revenue
INFLOS      --     Inverse Floaters
ISD         --     Independent School District
LOC         --     Letter of Credit
MBIA        --     Municipal Bond Investors Assurance
                   Corporation
MVRICS      --     Municipal Variable Rate Inverse Coupon
                   Security
PCR         --     Pollution Control Revenue
PSFG        --     Permanent School Fund Guaranty
RAN         --     Revenue Anticipation Notes
RIBS        --     Residual Interest Bonds
RITES       --     Residual Interest Tax-Exempt Securities
SYCC        --     Structured Yield Curve Certificate
TAN         --     Tax Anticipation Notes
TECP        --     Tax Exempt Commercial Paper
TOB         --     Tender Option Bonds
TRAN        --     Tax and Revenue Anticipation Notes
VA          --     Veterans Administration
VRDD        --     Variable Rate Daily Demand
VRWE        --     Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
26                                            1997 Annual Report to Shareholders


========================================================================================================
Statement of Assets and Liabilities                                                  February 28, 1997
========================================================================================================

ASSETS:
     Investments, at value (Cost -- $3,048,635,582)                                   $ 3,073,204,734
     Cash                                                                                     106,317
     Receivable for securities sold                                                         1,025,238
     Receivable for Fund shares sold                                                       13,567,876
     Interest receivable                                                                   43,204,724
--------------------------------------------------------------------------------------------------------
     Total Assets                                                                       3,131,108,889
--------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                     139,883,711
     Dividends payable                                                                      5,416,030
     Payable for Fund shares purchased                                                        838,014
     Investment advisory fees payable                                                         735,348
     Administration fees payable                                                              404,544
     Distribution fees payable                                                                213,626
     Payable to broker-variation margin                                                        12,500
     Accrued expenses                                                                          88,414
--------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                    147,592,187
--------------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 2,983,516,702
========================================================================================================
NET ASSETS:
     Par value of capital shares                                                      $     1,911,668
     Capital paid in excess of par value                                                2,930,832,959
     Overdistributed net investment income                                                 (5,445,741)
     Accumulated net realized gain from security transactions and futures contracts        31,693,976
     Net unrealized appreciation of investments and futures contracts                      24,523,840
--------------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 2,983,516,702
========================================================================================================
Shares Outstanding:
     Class A                                                                              128,150,139
--------------------------------------------------------------------------------------------------------
     Class B                                                                               58,019,654
--------------------------------------------------------------------------------------------------------
     Class C                                                                                4,654,075
--------------------------------------------------------------------------------------------------------
     Class Y                                                                                  342,908
--------------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                   $         15.61
--------------------------------------------------------------------------------------------------------
     Class B *                                                                        $         15.60
--------------------------------------------------------------------------------------------------------
     Class C **                                                                       $         15.60
--------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                   $         15.60
--------------------------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 4.17% of net value per share)                              $         16.26
========================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     27


========================================================================================================
Statement of Operations                                            For the Year Ended February 28, 1997
========================================================================================================

INVESTMENT INCOME:
     Interest                                                                         $   174,689,983
--------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                                                      8,667,272
     Distribution fees (Note 3)                                                             8,483,893
     Administration fees (Note 3)                                                           4,850,912
     Shareholder and system servicing fees                                                    720,029
     Registration fees                                                                        134,630
     Custody                                                                                  111,273
     Shareholder communications                                                               103,254
     Audit and legal                                                                           90,903
     Directors' fees                                                                           52,695
     Pricing service fees                                                                      46,983
     Other                                                                                     35,842
--------------------------------------------------------------------------------------------------------
     Total Expenses                                                                        23,297,686
--------------------------------------------------------------------------------------------------------
Net Investment Income                                                                     151,392,297
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS(NOTES 4
AND 7):
     Realized Gain From:
         Security transactions (excluding short-term securities)                           62,424,002
         Futures contracts                                                                 32,773,752
--------------------------------------------------------------------------------------------------------
   Net Realized Gain                                                                       95,197,754
--------------------------------------------------------------------------------------------------------
   Net Change in Unrealized Appreciation of Investments:
         Beginning of year                                                                149,060,081
         End of year                                                                       24,523,840
--------------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                                             (124,536,241)
--------------------------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                             (29,338,487)
--------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $   122,053,810
========================================================================================================



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
28                                            1997 Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Years Ended February 28, 1997
and February 29, 1996

                                                                           1997             1996
========================================================================================================
OPERATIONS:
     Net investment income                                          $   151,392,297   $   135,726,742
     Net realized gain                                                   95,197,754        44,310,537
     Increase (decrease) in net unrealized appreciation                (124,536,241)       80,968,648
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                             122,053,810       261,005,927
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                             (156,838,038)     (135,414,152)
     Net realized gains                                                 (67,763,497)      (12,936,891)
--------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders         (224,601,535)     (148,351,043)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                                   650,661,760       540,718,904
     Net asset value of shares issued for reinvestment of dividends     144,411,936        91,398,350
     Cost of shares reacquired                                         (377,121,395)     (368,696,313)
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                417,952,301       263,420,941
--------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                  315,404,576       376,075,825

NET ASSETS:
     Beginning of year                                                2,668,112,126     2,292,036,301
--------------------------------------------------------------------------------------------------------
     End of year*                                                   $ 2,983,516,702   $ 2,668,112,126
========================================================================================================
* Includes overdistributed net investment income of:                $    (5,445,741)         --
========================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     29

================================================================================
Notes to Financial Statements
================================================================================

1.   Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2.   Exempt-Interest Dividends and
     Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3.   Investment Advisory Agreement, Administration Agreement and
     Other Transactions

Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
30                                            1997 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended February 28, 1997, SB received approximately $3.8 million on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class Ashares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended February 28, 1997, CDSCs paid to SB were:

                                    Class A        Class B        Class C
================================================================================
CDSCs                               $80,000      $1,140,000       $18,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the year ended February 28, 1997, total Distribution Plan fees incurred were:

                                    Class A        Class B        Class C
================================================================================
Distribution Plan Fees            $2,875,192     $5,246,869      $361,832
================================================================================

All officers and one Director of the Fund are employees of SB.


4.   Investments

During the year ended February 28, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                   $3,511,216,376
--------------------------------------------------------------------------------
Sales                                                        2,822,387,251
================================================================================


At February 28, 1997, the gross unrealized appreciation and depreciation of investments were approximately:


================================================================================
Gross unrealized appreciation                                $103,413,053 *
Gross unrealized depreciation                                 (78,843,901)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                  $ 24,569,152 *
================================================================================

*Substantially the same for Federal income tax purposes.

5.   Capital Shares

At February 28, 1997, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At February 28, 1997, total paid-in capital amounted to the following for each class:

                                                                Amount
================================================================================
Class A                                                     $1,922,287,959
--------------------------------------------------------------------------------
Class B                                                        931,840,308
--------------------------------------------------------------------------------
Class C                                                         73,432,724
--------------------------------------------------------------------------------
Class Y                                                          5,183,636
================================================================================



--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     31

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of each class were as follows:

                                                                 Year Ended                                 Year Ended
                                                              February 28, 1997                           February 29, 1996*
                                                       --------------------------------           ----------------------------------

                                                         Shares              Amount                 Shares               Amount
====================================================================================================================================

Class A
Shares sold                                            21,634,495         $ 341,397,558            15,591,125         $ 248,495,845
Shares issued on reinvestment                           6,248,668            98,638,168             4,274,567            68,011,465
Shares redeemed                                       (16,525,197)         (260,972,303)          (17,620,753)         (280,733,228)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                           11,357,966         $ 179,063,423             2,244,939         $  35,774,082
====================================================================================================================================

Class B
Shares sold                                            15,844,694         $ 250,198,692            14,787,518         $ 236,215,756
Shares issued on reinvestment                           2,667,860            42,095,245             1,405,224            22,387,664
Shares redeemed                                        (5,546,150)          (87,632,838)           (4,400,671)          (70,245,187)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                           12,966,404         $ 204,661,099            11,792,071         $ 188,358,233
====================================================================================================================================

Class C
Shares sold                                             3,427,266         $  54,065,510             1,820,006         $  29,125,231
Shares issued on reinvestment                             203,850             3,214,832                45,540               729,020
Shares redeemed                                        (1,039,835)          (16,368,197)             (151,454)           (2,433,627)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase                                            2,591,281         $  40,912,145             1,714,092         $  27,420,624
====================================================================================================================================

Class Y
Shares sold                                               320,308         $   5,000,000             1,705,945         $  26,882,072
Shares issued on reinvestment                              29,359               463,691                16,831               270,201
Shares redeemed                                          (766,895)          (12,148,057)             (962,640)          (15,284,271)

------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)                                  (417,228)        $  (6,684,366)              760,136         $  11,868,002
====================================================================================================================================





* For Class Y shares, transactions are for the period from April 4, 1995 (inception date) to February 29, 1996.




--------------------------------------------------------------------------------
32                                            1997 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================


6.   Security Valued by the Fund's
     Board of Directors

One of the Fund's investments is valued at the direction of the Fund's Board of Directors; this security is valued in good faith, taking into consideration the appropriate economic, financial and other pertinent available information pertaining to the defaulted security. The table below shows the security valued by the Fund's Board of Directors:

                                                                                                        Value as of
                                           Acquisition          Par              2/28/97                Percentage
Security                                       Date            Amount             Value                 of Net Assets       Cost
====================================================================================================================================

Delaware County, PA Hospital Authority
  Revenue Bonds, Sacred Heart
  Medical Center, 9.750% due 9/1/11            8/25/92      $   100,000         $   400,000                0.01%        $    99,427
====================================================================================================================================




7.   Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At February 28, 1997, the Fund had the following open futures contracts:

                                            Expiration            # of             Basis             Market             Unrealized
                                            Month/Year          Contracts          Value              Value                Loss

====================================================================================================================================

Futures contracts to sell:
Municipal Bond Index                           3/97                 200         $23,201,563         $23,206,250         $    (4,687)

------------------------------------------------------------------------------------------------------------------------------------

Futures contracts to buy:
U.S. Government Long Bond Index                3/97                 200          22,221,875          22,181,250             (40,625)

------------------------------------------------------------------------------------------------------------------------------------

     Total                                                                      $45,423,438         $45,387,500         $   (45,312)

====================================================================================================================================




--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     33

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:



Class A Shares(1)                                           1997            1996            1995           1994(2)          1993
====================================================================================================================================

Net Asset Value, Beginning of Year                       $   16.20       $   15.47       $   16.13       $   16.71       $   15.62
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                     0.88            0.91            0.95            0.90            1.00
    Net realized and unrealized gain (loss)                  (0.18)           0.80           (0.37)           0.30            1.64
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                                  0.70            1.71            0.58            1.20            2.64
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net investment income                                    (0.91)          (0.90)          (0.95)          (0.88)          (1.00)
    Net realized gains                                       (0.38)          (0.08)          (0.29)          (0.90)          (0.52)
    Capital                                                   --              --              --              --             (0.03)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                          (1.29)          (0.98)          (1.24)          (1.78)          (1.55)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                             $   15.61       $   16.20       $   15.47       $   16.13       $   16.71
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                                  4.51%          11.34%           4.11%           7.41%          17.92%
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (millions)                       $   2,000       $   1,892       $   1,772       $   1,847       $   1,795
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
    Expenses                                                  0.68%           0.70%           0.71%           0.72%           0.64%
    Net investment income                                     5.60            5.47            6.25            5.43            6.30
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                        103%             80%            100%            131%            206%
====================================================================================================================================



(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


--------------------------------------------------------------------------------
34                                            1997 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================


For a share of each class of capital stock outstanding throughout each year:



Class B Shares(1)                                          1997           1996            1995           1994(2)         1993(3)
====================================================================================================================================

Net Asset Value, Beginning of Year                    $     16.20     $     15.47     $     16.13     $     16.71     $     15.81
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                    0.79            0.82            0.86            0.81            0.32
    Net realized and unrealized gain (loss)                 (0.18)           0.81           (0.37)           0.31            1.42
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                                 0.61            1.63            0.49            1.12            1.74
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net investment income                                   (0.83)          (0.82)          (0.86)          (0.80)          (0.31)
    Net realized gains                                      (0.38)          (0.08)          (0.29)          (0.90)          (0.52)
    Capital                                                  --              --              --              --             (0.01)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                         (1.21)          (0.90)          (1.15)          (1.70)          (0.84)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                          $     15.60     $     16.20     $     15.47     $     16.13     $     16.71
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                                 3.92%          10.78%           3.54%           6.86%          11.26%++

------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (000s)                        $   905,350     $   729,953     $   514,675     $   349,633     $    61,355
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
    Expenses                                                 1.19%           1.22%           1.23%           1.25%           1.24%+
    Net investment income                                    5.09            4.94            5.73            4.90            5.70+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                       103%             80%            100%            131%            206%
====================================================================================================================================



(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)  For the period from November 6, 1992 (inception date) to February 28, 1993.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     35

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                                     Class C Shares(1)                       Class Y Shares(1)
                                                      ----------------------------------------------   -----------------------------

                                                          1997           1996           1995(2)          1997(3)         1996(4)
====================================================================================================================================

Net Asset Value, Beginning of Year                    $    16.20      $    15.47      $    14.30       $    16.20     $    15.63
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
    Net investment income                                   0.79            0.82            0.27             0.90           0.85
    Net realized and unrealized gain (loss)                (0.18)           0.81            1.46*           (0.18)          0.65
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations                                0.61            1.63            1.73             0.72           1.50
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
    Net investment income                                  (0.83)          (0.82)          (0.27)           (0.94)         (0.85)
    Net realized gains                                     (0.38)          (0.08)          (0.29)           (0.38)         (0.08)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                                        (1.21)          (0.90)          (0.56)           (1.32)         (0.93)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                          $    15.60      $    16.20      $    15.47       $    15.60     $    16.20
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                                3.88%          10.76%          12.36%++          4.59%          9.84%++
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Year (000s)                        $   72,597      $   33,411      $    5,395       $    5,350     $   12,314
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
    Expenses                                                1.24%           1.27%           1.29%+           0.52%          0.57%+
    Net investment income                                   5.04            4.86            5.67+            5.76           5.62+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                                      103%             80%            100%             103%            80%
====================================================================================================================================



(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.

(2)  For the period from November 9, 1994 (inception date) to February 28, 1995.

(3) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(4)  For the period from April 4, 1995 (inception date) to February 29, 1996.

* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 1997:

     --   long-term capital gain distributions paid of $65,330,402.

     -- 99.45% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax purposes.

--------------------------------------------------------------------------------
36                                            1997 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of the Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. as of February 28, 1997, the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended February 28, 1995 were audited by other auditors whose report thereon, dated April 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Managed Municipals Fund Inc. as of February 28, 1997, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.



                                   /s/ KPMG Peat Marwick LLP

New York, New York
April 18, 1997



--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     37

Smith Barney
Managed Municipals
Fund Inc.

Directors
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose


Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Vice President and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Investment Adviser and Administrator
Smith Barney Mutual Funds Management Inc.


Distributor
Smith Barney Inc.


Custodian
PNC Bank, N.A.


Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.



Smith Barney
------------

     A Member of the TravelersGroup [LOGO]




Smith Barney
Managed Municipals Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street
New York, New York 10013



FD2207  4/97